Shareholders' Equity and Equity incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares Available for Grant
Balance as of December 31, 2020	17,099,715
Balance as of December 31, 2021	15,685,892	17,099,715
Outstanding Share Options
Balance as of December 31, 2020	6,259,264
Balance as of December 31, 2021	5,709,184	6,259,264
2021 Plan
Outstanding Share Options
Balance as of December 31, 2020	6,259,264
Granted	0
Exercised	(550,080)
Forfeited	0
Balance as of December 31, 2021	5,709,184	6,259,264
Exercisable as of December 31, 2021	5,709,184
Weighted Average Exercise Price
Balance as of December 31, 2020	$ 2.74
Exercised	2.37
Balance as of December 31, 2021	2.78	$ 2.74
Exercisable as of December 31, 2021	$ 2.78
Weighted-Average Remaining Contractual Life (Years)	3 years 6 months 3 days	4 years 6 months 3 days
Weighted- Average Remaining Contractual Life (Years) Exercisable	3 years 6 months 3 days
Aggregate Intrinsic Value
Balance as of December 31, 2020	$ 324,172
Exercised	19,638	$ 78,941	$ 48,312
Balance as of December 31, 2021	208,585	$ 324,172
Exercisable as of December 31, 2021	$ 208,585